Equipment (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 86,875	$ 173,902
Percentage of equipment completion		33.00%